Fair Value (Summary Of Carrying Amounts And Estimated Fair Values Of Financial Instruments Not Carried On Balance Sheet At Fair Value) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Carrying Amount [Member] | Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	¥ 139,293,000		¥ 139,564,000
Carrying Amount [Member] | Deposits [Member] | Non-Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	17,155,000		17,688,000
Carrying Amount [Member] | Deposits [Member] | Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	122,138,000		121,876,000
Carrying Amount [Member] | Call Money And Funds Purchased [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,584,000		2,796,000
Carrying Amount [Member] | Payable Under Repurchased Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	14,199,000		13,573,000
Carrying Amount [Member] | Payable Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	4,003,000		4,979,000
Carrying Amount [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	662,000		627,000
Carrying Amount [Member] | Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,036,000		10,857,000
Carrying Amount [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,131,000		12,081,000
Carrying Amount [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,212,000		5,245,000
Carrying Amount [Member] | Cash And Due From Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,005,000		3,230,000
Carrying Amount [Member] | Interest-Earning Deposits In Other Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,652,000		5,898,000
Carrying Amount [Member] | Call Loans And Funds Sold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	641,000		451,000
Carrying Amount [Member] | Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	4,665,000		4,456,000
Carrying Amount [Member] | Receivable Under Securities Borrowing Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,387,000		3,283,000
Carrying Amount [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,664,000	[1]	2,692,000	[1]
Carrying Amount [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	90,549,000	[2]	91,013,000	[2]
Carrying Amount [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	4,087,000		5,669,000
Estimated Fair Value [Member] | Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	139,355,000		139,635,000
Estimated Fair Value [Member] | Deposits [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	139,355,000
Estimated Fair Value [Member] | Deposits [Member] | Non-Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	17,155,000		17,688,000
Estimated Fair Value [Member] | Deposits [Member] | Non-Interest-Bearing [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	17,155,000
Estimated Fair Value [Member] | Deposits [Member] | Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	122,200,000		121,947,000
Estimated Fair Value [Member] | Deposits [Member] | Interest-Bearing [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	122,200,000
Estimated Fair Value [Member] | Call Money And Funds Purchased [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,584,000		2,796,000
Estimated Fair Value [Member] | Call Money And Funds Purchased [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,584,000
Estimated Fair Value [Member] | Payable Under Repurchased Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	14,199,000		13,573,000
Estimated Fair Value [Member] | Payable Under Repurchased Agreements [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	14,199,000
Estimated Fair Value [Member] | Payable Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	4,003,000		4,979,000
Estimated Fair Value [Member] | Payable Under Securities Lending Transactions [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	4,003,000
Estimated Fair Value [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	662,000		627,000
Estimated Fair Value [Member] | Due To Trust Account [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	662,000
Estimated Fair Value [Member] | Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,036,000		10,857,000
Estimated Fair Value [Member] | Other Short-Term Borrowings [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,036,000
Estimated Fair Value [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,418,000		12,311,000
Estimated Fair Value [Member] | Long-Term Debt [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,294,000
Estimated Fair Value [Member] | Long-Term Debt [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	124,000
Estimated Fair Value [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,212,000		5,245,000
Estimated Fair Value [Member] | Other Financial Liabilities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,212,000
Estimated Fair Value [Member] | Cash And Due From Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,005,000		3,230,000
Estimated Fair Value [Member] | Cash And Due From Banks [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,005,000
Estimated Fair Value [Member] | Interest-Earning Deposits In Other Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,652,000		5,898,000
Estimated Fair Value [Member] | Interest-Earning Deposits In Other Banks [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,652,000
Estimated Fair Value [Member] | Call Loans And Funds Sold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	641,000		451,000
Estimated Fair Value [Member] | Call Loans And Funds Sold [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	641,000
Estimated Fair Value [Member] | Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	4,665,000		4,456,000
Estimated Fair Value [Member] | Receivables Under Resale Agreements [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	4,665,000
Estimated Fair Value [Member] | Receivable Under Securities Borrowing Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,387,000		3,283,000
Estimated Fair Value [Member] | Receivable Under Securities Borrowing Transactions [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,387,000
Estimated Fair Value [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,871,000	[1]	2,930,000	[1]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	613,000	[1]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	949,000	[1]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	1,309,000	[1]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	91,804,000	[2]	92,083,000	[2]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	9,000	[2]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	262,000	[2]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	91,533,000	[2]
Estimated Fair Value [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	4,087,000		5,669,000
Estimated Fair Value [Member] | Other Financial Assets [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	¥ 4,087,000

[1]	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[2]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.